PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at September 30, 2024 and December 31, 2023:

	Estimated Useful Life	September 30, 2024	December 31, 2023
Building	25 years	$—	$4,537,037
Land	Infinite	—	739,734
Office furniture, fixtures, equipment, and aircraft	3-20 years	780,492	2,065,092
Warehouse and production equipment	3-7 years	237,141	29,055
Demonstration and tradeshow equipment	3-7 years	77,791	87,987
Building improvements	5-7 years	20,935	1,328,654
Total cost		1,116,359	8,787,559
Less: accumulated depreciation and amortization		(671,756)	(1,503,857)

Net property, plant and equipment		$444,603	$7,283,702

Property, plant and equipment consisted of the following at December 31, 2023 and 2022:

	Estimated Useful Life	December 31, 2023	December 31, 2022
Building	25 years	$4,537,037	$4,537,037
Land	Infinite	739,734	739,734
Office furniture, fixtures, equipment, and aircraft	3-20 years	2,065,092	2,048,169
Warehouse and production equipment	3-7 years	29,055	51,302
Demonstration and tradeshow equipment	3-7 years	87,987	72,341
Building improvements	5-7 years	1,328,654	1,334,374
Total cost		8,787,559	8,782,957
Less: accumulated depreciation and amortization		(1,503,857)	(884,271)

Net property, plant and equipment		$7,283,702	$7,898,686